Gross Revenues by Products and Services (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	$ 82,926	$ 85,319	$ 95,162
Service revenue	5,521	4,925	5,378
Revenue	88,447	90,244	100,540
Smart cards
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	78,256	75,185	91,960
Other products
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	4,670	10,134	3,202
Head-end system integration
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	2,731	2,175	2,562
Head-end system development
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	1,103	987	736
Licensing income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	1,098	1,246	1,328
Royalty income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	512	382	742
Other services
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	$ 77	$ 135	$ 10